UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marea Capital Management LLC
Address: 444 Madison Avenue, 32nd Floor
         New York, NY  10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Chan
Title:     Chief Financial Officer
Phone:     212-375-6088

Signature, Place, and Date of Signing:

      /s/ Aaron Chan     New York, NY     January 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:


Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $22,515 (thousands)

                                                     FORM 13F INFORMATION TABLE


								VALUE	SHARES/	 	SH/ 	 PUT/ 	 INVSTMT OTHER 	 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(X$1000)PRN AMT	 	PRN 	 CALL 	 DSCRETN MANAGERS 	 SOLE 	 SHARED 	 NONE

MWI VETERINARY SUPPLY INC	COM		55402X105	44	4,400 	 	SH 		 SOLE 			4,400 		0 	0
LORILLARD INC			COM		544147101	60	6,000 		SH 		 SOLE 			6,000 		0 	0
WABTEC CORP			COM		929740108	80	8,000 	 	SH 		 SOLE 			8,000 		0 	0
PROSHARES TR			COM		74347R354	100	10,000 	 	SH 		 SOLE 			10,000 		0 	0
COVIDIEN LTD COM		COM		B1YR434		213	21,302 	 	SH 		 SOLE 			21,302 		0 	0
CHILDRENS PL RETAIL STORES INC	COM		168905107	265	26,500 	 	SH 		 SOLE 			26,500 		0 	0
DEVON ENERGY CORP NEW		COM		25179M103	379	37,862 	 	SH 		 SOLE 			37,862 		0 	0
SCHWAB CHARLES CORP		COM		808513105	448	44,800 	 	SH 		 SOLE 			44,800 		0 	0
MORGAN STANLEY			COM		617446448	681	68,050 	 	SH 		 SOLE 			68,050 		0 	0
SMITH & WESSON HLDG CORP	COM		831756101	720	72,000 	 	SH 		 SOLE 			72,000 		0 	0
SANDRIDGE ENERGY INC		COM		80007P307	828	82,845 		SH 		 SOLE 			82,845 		0 	0
PRG-SCHULTZ INTERNATIONAL INC	COM		69357C503	1211	121,050 	SH 		 SOLE 			121,050 	0 	0
FTI CONSULTING INC		COM		302941109	1387	138,700 	SH 		 SOLE 			138,700 	0 	0
AMERICAN INTL GROUP INC		COM		026874107	4000	400,000 	SH 		 SOLE 			400,000 	0 	0
GENERAL GROWTH PPTYS INC	COM		370021107	12100	1,210,000 	SH 		 SOLE 			1,210,000 	0 	0
